CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit (Loss) for the year	$ 443,828	$ (115,374)	$ (249,758)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)	147,983	(4,562)	21,939
Depreciation and amortization charges, operating allowances and write-downs	81,559	97,328	108,189
Finance income (loss)	(2,274)	(253)	(177)
Finance costs	61,015	149,189	66,968
Financial derivative (gain) loss			(3,168)
Exchange differences	9,995	2,386	(25,553)
Impairment (gain) loss	56,999	(137)	73,344
Loss (gain) on disposal of discontinued operations			5,399
Loss (gain) due to changes in the value of assets	(349)	(758)	(158)
Loss (gain) on disposal of non-current assets	459	(1,386)	(1,292)
Share-based compensation	5,836	3,627	2,017
Other loss (gain)	(91)	(62)
Changes in operating assets and liabilities:
(Increase) decrease in inventories	(220,823)	(60,296)	114,585
(Increase) decrease in trade and other receivables	(72,558)	(161,434)	71,034
Increase (decrease) in trade and other payables	30,640	64,382	(55,405)
Other changes in operating assets and liabilities	(56,677)	29,803	14,473
Income tax paid	(80,524)	(3,794)	11,831
Net cash provided by (used in) operating activities	405,018	(1,341)	154,268
Cash flows from investing activities:
Interest and finance income received	1,520	207	630
Payments due to investments:
Other intangible assets	(1,147)		(2,654)
Property, plant and equipment	(52,153)	(27,597)	(30,257)
Other financial assets	6
Disposals:
Other non-current assets		1,919	341
Other		1,623
Net cash provided (used) by investing activities	(51,774)	(23,848)	(31,940)
Cash flows from financing activities:
Payment for debt and equity issuance costs	(853)	(43,755)	(4,540)
Proceeds from equity issuance		40,000
Proceeds from debt issuance		60,000
Repayment of debt instruments	(84,823)
Increase (decrease) in bank borrowings:
Borrowings	898,586	659,083	177,593
Payments	(919,932)	(671,467)	(235,296)
Amounts paid due to leases	(11,590)	(11,232)	(10,315)
Proceeds from other financing liabilities	38,298
Other amounts (paid) due to financing activities	678		(2,863)
Interest paid	(60,822)	(22,177)	(37,912)
Net cash provided (used) by financing activities	(140,458)	10,452	(113,333)
Total net cash flows for the year	212,786	(14,737)	8,995
Beginning balance of cash and cash equivalents	116,663	131,557	123,175
Exchange differences on cash and cash equivalents in foreign currencies	(6,506)	(157)	(613)
Ending balance of cash and cash equivalents	$ 322,943	$ 116,663	$ 131,557